Revenue Recognition - Schedule of Noninterest Income (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Fees on loan related activity					$ 227
Other					367	$ 82
Total noninterest income	$ 696	$ 644	$ 1,408	$ 1,214	2,139	1,754
In-Scope of Topic 606
Disaggregation of Revenue [Line Items]
Service charges and activity fees on deposits					733	743
Total noninterest income					1,327	825
Out-of-Topic 606
Disaggregation of Revenue [Line Items]
Total noninterest income					$ 812	$ 929